oFIST1 *P

                         SUPPLEMENT DATED APRIL 15, 1999
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                (FIST1 - FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
          FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND,
      FRANKLIN CONVERTIBLE SECURITIES FUND AND FRANKLIN EQUITY INCOME FUND)
                               DATED MARCH 1, 1999


The prospectus is amended to replace the fourth paragraph under "Franklin Convertible Securities Fund - Goal and Strategies - Principal Investments" with the following:

      The fund may invest up to 100% of its total assets in securities that are below investment grade. Investment grade securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's). The fund will not invest more than 10% of its total assets in securities rated below B by Moody's or S&P or unrated securities of comparable quality. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.


                Please keep this supplement for future reference.








oFIST1 *SA

                         SUPPLEMENT DATED APRIL 15, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                (FIST1 - FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
          FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND,
      FRANKLIN CONVERTIBLE SECURITIES FUND AND FRANKLIN EQUITY INCOME FUND)
                               DATED MARCH 1, 1999


The Statement of Additional Information is amended to replace the fourth paragraph under "Goals and Strategies - Debt securities" with the following:

      Higher yields are ordinarily available from securities in the lower-rated categories or from unrated securities of comparable quality. Convertible securities generally fall within the lower-rated categories of rating agencies (i.e., securities rated Baa or lower by Moody's or BBB or lower by S&P). The Convertible Fund will not invest more than 10% of its total assets in securities rated below B by Moody's or S&P or unrated securities of comparable quality. The Equity Fund may only invest in securities that are rated at least B or above by Moody's or S&P or unrated securities of comparable quality. Securities rated B and comparable unrated securities are regarded as speculative and may involve greater risks as to the timely payment of interest or dividends, including the risk of bankruptcy or default by the issuer. The funds will not invest in securities the manager believes involve excessive risk. If a ratings service changes the rating on a security a fund holds or the security goes into default, the manager will consider that event in its evaluation of the overall investment merits of the security but will not necessarily sell the security.


                Please keep this supplement for future reference.